Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	3.96850%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,007,638.74

Principal:
Principal Collections	$21,224,479.15
Prepayments in Full	$10,538,919.83
Liquidation Proceeds	$336,980.30
Recoveries	$245,005.43
Sub Total	$32,345,384.71
Collections	$35,353,023.45

Purchase Amounts:
Purchase Amounts Related to Principal	$422,213.92
Purchase Amounts Related to Interest	$2,407.93
Sub Total	$424,621.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,777,645.30

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,777,645.30
Servicing Fee	$615,105.48	$615,105.48	$0.00	$0.00	$35,162,539.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,162,539.82
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,162,539.82
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$35,162,539.82
Interest - Class A-3 Notes	$1,892,090.28	$1,892,090.28	$0.00	$0.00	$33,270,449.54
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$32,865,029.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,865,029.54
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$32,672,391.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,672,391.54
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$32,672,391.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,672,391.54
Regular Principal Payment	$31,335,224.96	$31,335,224.96	$0.00	$0.00	$1,337,166.58
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,337,166.58
Residual Released to Depositor	$0.00	$1,337,166.58	$0.00	$0.00	$0.00
Total		$35,777,645.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,335,224.96
Total					$31,335,224.96

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,335,224.96	$58.81	$1,892,090.28	$3.55	$33,227,315.24	$62.36
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$31,335,224.96	$19.85	$2,490,148.28	$1.58	$33,825,373.24	$21.43

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$492,518,078.07	0.9243958	$461,182,853.11	0.8655834
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$675,858,078.07	0.4280454	$644,522,853.11	0.4081997

Pool Information
Weighted Average APR	4.927%	4.936%
Weighted Average Remaining Term	39.83	39.06
Number of Receivables Outstanding	26,878	26,246
Pool Balance	$738,126,581.72	$705,211,361.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$707,437,026.63	$676,101,801.67
Pool Factor	0.4384817	0.4189285

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$29,109,560.21
Targeted Overcollateralization Amount	$60,688,508.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,688,508.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$392,626.64
(Recoveries)		66	$245,005.43
Net Loss for Current Collection Period			$147,621.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2400%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4197%
Second Prior Collection Period			0.6576%
Prior Collection Period			1.0582%
Current Collection Period			0.2455%
Four Month Average (Current and Prior Three Collection Periods)			0.5952%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,555	$11,761,196.93
(Cumulative Recoveries)			$1,618,722.95
Cumulative Net Loss for All Collection Periods			$10,142,473.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6025%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7,563.47
Average Net Loss for Receivables that have experienced a Realized Loss			$6,522.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.35%	245	$9,512,904.84
61-90 Days Delinquent	0.24%	42	$1,679,997.65
91-120 Days Delinquent	0.04%	8	$293,523.20
Over 120 Days Delinquent	0.11%	20	$741,400.69
Total Delinquent Receivables	1.73%	315	$12,227,826.38

Repossession Inventory:
Repossessed in the Current Collection Period		20	$838,395.13
Total Repossessed Inventory		38	$1,452,082.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2396%
Prior Collection Period			0.2418%
Current Collection Period			0.2667%
Three Month Average			0.2494%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3850%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$2,787,230.52
2 Months Extended	108	$4,220,235.66
3+ Months Extended	33	$1,274,438.08

Total Receivables Extended	214	$8,281,904.26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer